Non-controlling Interest - Summary of Non-controlling Equity Investment Percentages and Votes (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cobranzas Regionales S.A. [member]
Disclosure of noncontrolling interests [line items]
Place of Business	Córdoba – Argentina
Percentage of equity investments	17.00%	17.00%
Galicia Broker Asesores de Seguros S.A. [member]
Disclosure of noncontrolling interests [line items]
Place of Business	Autonomous City of Buenos Aires – Argentina
Percentage of equity investments	0.01%	0.01%
Galicia Retiro Compania de Seguros S.A. [member]
Disclosure of noncontrolling interests [line items]
Place of Business	Autonomous City of Buenos Aires – Argentina
Percentage of equity investments	0.00%	0.00%
Galicia Seguros S.A. [member]
Disclosure of noncontrolling interests [line items]
Place of Business	Autonomous City of Buenos Aires – Argentina
Percentage of equity investments	0.00%	0.00%
Naranja Digital Comapaa Financiera S.A.U [member]
Disclosure of noncontrolling interests [line items]
Place of Business	Autonomous City of Buenos Aires – Argentina
Percentage of equity investments	17.00%
Ondara S.A. [member]
Disclosure of noncontrolling interests [line items]
Place of Business	Autonomous City of Buenos Aires – Argentina
Percentage of equity investments	16.15%	16.15%
Tarjeta Naranja S.A. [member]
Disclosure of noncontrolling interests [line items]
Place of Business	Córdoba – Argentina
Percentage of equity investments	17.00%	17.00%
Tarjetas Regionales S.A. [member]
Disclosure of noncontrolling interests [line items]
Place of Business	Autonomous City of Buenos Aires – Argentina
Percentage of equity investments	17.00%	17.00%